Hedge accounting (Detail 6.1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Hedged structural exposures in several currencies		$ 11,500	$ 8,400
Hedges of net investments in foreign operations | Derivative financial instruments
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount		11,537	13,374
Derivative financial assets		56	80
Derivative financial liabilities		48	133
Hedges of net investments in foreign operations | Hedging instruments: Non-derivative foreign currency assets and liabilities
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount		229	2,969
Receivables from securities financing transactions	[1]	115
Payables from securities financing transactions	[1]	115
UBS AG
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Hedged structural exposures in several currencies		11,500	8,400
UBS AG | Hedges of net investments in foreign operations | Derivative financial instruments
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount		11,432	13,237
Derivative financial assets		56	79
Derivative financial liabilities		45	132
UBS AG | Hedges of net investments in foreign operations | Hedging instruments: Non-derivative foreign currency assets and liabilities
Disclosure Of Foreign Operations Hedge Accounting [Line Items]
Nominal amount		229	$ 2,970
Receivables from securities financing transactions	[1]	115
Payables from securities financing transactions	[1]	$ 115

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.